UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Stock [Member] Series B [Member]	Preferred Stock [Member] Series C [Member]	Preferred Stock [Member] Series D [Member]	Preferred Stock [Member] Series E [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series C [Member]	Additional Paid-in Capital [Member] Series D [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Series C [Member]	Accumulated Deficit [Member] Series D [Member]	Total	Series C [Member]	Series D [Member]
Balance at Dec. 31, 2023	$ 5	$ 0	$ 0	$ 0	$ 3	$ 100,571			$ (8,020)			$ 92,559
Balance (in shares) at Dec. 31, 2023	500,000	5,521	13,738	1,200	297,944
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	$ 0	$ 0	$ 0	$ 0	0			(9,511)			(9,511)
Preferred Stock redemption and issuance of common stock			$ 0		$ 0	2			(2)			0
Preferred Stock redemption and issuance of common stock (in shares)					135
Preferred Stock redemption and issuance of common stock (in shares)			(9)											(9)
Issuance of restricted Preferred Stock and compensation cost under the Equity Incentive Plan		$ 0				1,459			0			1,459
Issuance of restricted Preferred Stock and compensation cost under the Equity Incentive Plan (in shares)		3,332
Dividends declared and paid on Preferred Stock (Note 7(c))							$ (327)	$ (481)
Dividends declared and paid on Preferred Stock (Note 7(c))		$ 0	$ 0							$ 0	$ 0		$ (327)	$ (481)
Balance at Jun. 30, 2024	$ 5	$ 0	$ 0	$ 0	$ 3	101,224			(17,533)			83,699
Balance (in shares) at Jun. 30, 2024	500,000	8,853	13,729	1,200	298,079
Balance at Dec. 31, 2024	$ 5	$ 0	$ 0	$ 0	$ 3	110,270			(25,908)			84,370
Balance (in shares) at Dec. 31, 2024	500,000	8,853	23,083	1,200	300,199
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	$ 0	$ 0	$ 0	$ 0	0			(10,438)			(10,438)
Preferred Stock redemption and issuance of common stock			$ 0		$ 0	219			(219)			0
Preferred Stock redemption and issuance of common stock (in shares)					4,249
Preferred Stock redemption and issuance of common stock (in shares)			(126)											(126)
Issuance of restricted Preferred Stock and compensation cost under the Equity Incentive Plan		$ 0				1,389			0			1,389
Issuance of restricted Preferred Stock and compensation cost under the Equity Incentive Plan (in shares)		3,332
Dividends declared and paid on Preferred Stock (Note 7(c))							$ (446)	$ (808)
Dividends declared and paid on Preferred Stock (Note 7(c))		$ 0	$ 0							$ 0	$ 0		$ (446)	$ (808)
Balance at Jun. 30, 2025	$ 5	$ 0	$ 0	$ 0	$ 3	$ 110,624			$ (36,565)			$ 74,067
Balance (in shares) at Jun. 30, 2025	500,000	12,185	22,957	1,200	304,448